Shareholder Report, Holdings (Details) - REX Crypto Equity Premium Income ETF [Member]	Oct. 31, 2025
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Iris Energy Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Nu Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Applied Digital Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Riot Blockchain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Information Technology Software and Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
Information Technology Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
Crypto Currency Blockchain [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.72%
Financial Payment System [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.68%
Financials Digital Investments Platform [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%